SMALLCAP World Fund®
Investment portfolio
June 30, 2022
unaudited
Common stocks 86.14% Industrials 17.75%	Shares	Value (000)
IMCD NV1	2,881,724	$395,456
Saia, Inc.[1,2]	1,878,217	353,105
BayCurrent Consulting, Inc.[1]	1,143,600	304,275
Diploma PLC[1]	9,969,226	270,380
Chart Industries, Inc.[2]	1,429,998	239,353
NIBE Industrier AB, Class B	29,898,225	224,461
Comfort Systems USA, Inc.[1]	2,673,739	222,321
Armstrong World Industries, Inc.[1]	2,800,302	209,911
Japan Airport Terminal Co., Ltd.[1,2]	4,717,260	188,092
Vicor Corp., Class A2	3,352,757	183,496
Arcosa, Inc.[1]	3,862,940	179,356
Interpump Group SpA	4,666,685	177,915
Matson, Inc.[1]	2,149,200	156,634
BELIMO Holding AG	423,990	149,228
Stericycle, Inc.[2]	3,360,952	147,378
International Container Terminal Services, Inc.	44,009,076	147,271
VAT Group AG	611,496	145,788
Harmonic Drive Systems, Inc.[1,3]	4,928,150	143,653
Visional, Inc.[1,2,3]	2,912,800	130,741
Willscot Mobile Mini Holdings Corp., Class A2	3,981,988	129,096
ATS Automation Tooling System, Inc.[1,2]	4,646,280	127,599
Regal Rexnord Corp.	1,087,715	123,477
Simpson Manufacturing Co., Inc.	1,211,997	121,939
Carel Industries SpA[1]	6,013,018	119,473
ManpowerGroup, Inc.	1,557,101	118,978
Zurn Water Solutions Corp.	4,328,500	117,908
EnPro Industries, Inc.[1]	1,432,727	117,383
Alfen NV1,2,3	1,241,873	114,733
Kadant, Inc.	567,165	103,423
Spirax-Sarco Engineering PLC	848,200	101,992
TransDigm Group, Inc.[2]	190,000	101,967
Zhejiang Weixing New Building Materials Co., Ltd., Class A	28,383,526	101,929
Boyd Group Services, Inc.[3]	900,424	96,996
TFI International, Inc. (CAD denominated)	1,130,000	90,711
TFI International, Inc.	68,200	5,475
Atlas Corp.[3]	8,766,500	93,889
AirTAC International Group[2]	2,783,590	92,775
Haitian International Holdings, Ltd.	36,154,000	92,380
Wizz Air Holdings PLC[2]	4,074,585	86,998
Trelleborg AB, Class B	4,118,834	82,983
Masco Corp.	1,625,000	82,225
Graco, Inc.	1,374,000	81,629
Johns Lyng Group, Ltd.[1]	20,594,836	81,597
TechnoPro Holdings, Inc.[3]	4,047,000	81,041
Marel hf.	16,403,200	74,850
Rumo SA	24,443,335	74,589
SMALLCAP World Fund — Page 1 of 30

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
The AZEK Co., Inc., Class A2	4,423,400	$74,048
Japan Elevator Service Holdings Co., Ltd.[1]	7,100,154	73,890
ESCO Technologies, Inc.	1,056,182	72,211
Watsco, Inc.	300,000	71,646
Instalco AB1	17,285,000	71,473
FTI Consulting, Inc.[2]	390,600	70,640
Lifco AB, Class B	4,195,000	67,355
Havells India, Ltd.	4,791,761	66,635
CG Power and Industrial Solutions, Ltd.[2]	27,237,000	66,099
KEI Industries, Ltd.[1]	4,526,134	66,056
DO & CO AG, non-registered shares[1,2,3]	779,520	64,943
Driven Brands Holdings, Inc.[2]	2,342,000	64,499
Volution Group PLC[1]	15,684,638	64,248
GVS SpA[2]	7,638,691	62,279
Aalberts NV, non-registered shares	1,596,599	62,225
Marlowe PLC[1,2,3]	6,904,878	62,199
Pegasus Hava Tasimaciligi AS1,2	6,057,223	62,056
Trinity Industries, Inc.	2,513,238	60,871
Woodward, Inc.	649,000	60,026
Cleanaway Waste Management, Ltd.	34,502,998	60,016
Interface, Inc.[1]	4,721,060	59,202
Montrose Environmental Group, Inc.[1,2]	1,623,909	54,823
Nolato AB, Class B	10,047,876	54,022
Quess Corp., Ltd.	6,907,615	53,675
DL E&C Co., Ltd.	1,663,462	53,104
Montana Aerospace AG1,2	3,338,132	51,542
MonotaRO Co., Ltd.[3]	3,455,300	51,341
Melrose Industries PLC	27,747,591	50,564
Resideo Technologies, Inc.[2]	2,527,864	49,091
Guangzhou Baiyun International Airport Co., Ltd., Class A	21,926,503	48,836
Antares Vision SpA[1,2,3]	5,278,008	47,899
Textron, Inc.	780,000	47,635
Waste Connections, Inc.	380,000	47,105
APM Human Services International, Ltd.[2,3]	23,661,959	46,875
LIXIL Corp.	2,434,500	45,575
Munters Group AB	7,837,023	45,238
easyJet PLC[2]	10,027,084	44,747
CSW Industrials, Inc.	428,108	44,108
Centre Testing International Group Co., Ltd.	12,715,436	44,086
Generac Holdings, Inc.[2]	207,989	43,798
Kingspan Group PLC	724,000	43,550
Copa Holdings, SA, Class A2	665,000	42,141
Cargotec OYJ, Class B, non-registered shares	1,571,721	41,309
Builders FirstSource, Inc.[2]	760,228	40,824
Addtech AB, Class B	3,093,403	40,339
ITM Power PLC[2,3]	18,943,390	39,847
Hefei Meyer Optoelectronic Technology, Inc., Class A	12,133,654	39,296
Voltronic Power Technology Corp.	784,000	38,101
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates (ADR)[2]	2,557,800	26,268
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates[2,3]	10,781,100	11,098
Cathay Pacific Airways, Ltd.[2,3]	33,879,000	37,088
Midac Holdings Co., Ltd.[1,3]	1,779,400	36,629
IDEX Corp.	200,000	36,326
SMALLCAP World Fund — Page 2 of 30

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Atkore Inc.[2]	436,200	$36,209
Engcon AB, Class B2	5,966,616	35,929
Storskogen Group AB, Class B3	24,799,071	35,078
BWX Technologies, Inc.	611,300	33,677
Sulzer AG	527,411	32,761
Fasadgruppen Group AB1	3,875,833	31,939
SK, Inc.	192,683	31,906
First Advantage Corp.[2]	2,509,000	31,789
Sun Country Airlines Holdings, Inc.[2]	1,711,612	31,391
Upwork Inc.[2]	1,516,369	31,359
SIS, Ltd.[2]	5,303,901	30,485
Indutrade AB	1,653,822	30,159
SHO-BOND HOLDINGS CO LTD[3]	671,700	29,555
Kajaria Ceramics, Ltd.	2,450,000	29,401
Advanced Drainage Systems, Inc.	323,056	29,098
RWS Holdings PLC	6,378,859	26,727
AFRY AB, Class B	1,780,000	24,430
Granite Construction, Inc.	827,000	24,099
Einride AB1,2,4,5,6	391,089	23,361
Astral, Ltd.	1,090,254	22,855
InPost SA2,3	3,711,638	21,517
Adecco Group AG	616,900	20,963
UFP Industries, Inc.	301,905	20,572
XP Power, Ltd.	583,458	20,242
Jamna Auto Industries, Ltd.	12,837,657	19,857
Coor Service Management Holding AB	2,177,000	17,078
Grupa Pracuj SA3	1,300,000	16,274
Ventia Services Group Pty, Ltd.	9,155,653	15,736
Intrum AB	800,000	15,261
INVISIO Communications AB	950,000	13,707
Grafton Group PLC	1,437,900	13,597
Green Landscaping Group AB2	1,977,759	12,857
Fluidra, SA, non-registered shares	616,300	12,491
Howden Joinery Group PLC	1,682,106	12,339
Oshkosh Corp.	150,000	12,321
Troax Group AB	708,000	12,250
Heliogen, Inc.[2]	5,800,000	12,238
RS Group PLC	1,130,000	11,954
Azelis Group NV	479,730	10,497
Pyrum Innovations AG2	128,340	8,756
Sdiptech AB, Class B2	330,000	7,632
Miura Co., Ltd.	379,600	7,504
Mersen SA	198,546	5,920
Ceres Power Holdings PLC[2,3]	831,946	5,550
Froy ASA	1,190,086	5,467
Sitowise Group PLC	917,418	5,163
Lilium NV, Class A2,3	1,960,000	4,626
Vestum AB2	2,888,123	4,368
TuSimple Holdings, Inc., Class A2,3	580,000	4,193
Archer Aviation, Inc., Class A2	261,195	805
HeadHunter Group PLC (ADR)[4,5]	521,600	—[7]
		10,320,289
SMALLCAP World Fund — Page 3 of 30

unaudited
Common stocks (continued) Information technology 16.31%	Shares	Value (000)
MongoDB, Inc., Class A2	1,258,182	$326,498
Wolfspeed, Inc.[2]	4,384,700	278,209
eMemory Technology, Inc.[1,4]	6,440,334	221,941
Kulicke and Soffa Industries, Inc.[1]	4,982,121	213,285
ALTEN SA, non-registered shares[1]	1,934,348	210,413
Global Unichip Corp.[1]	10,720,000	173,418
Keywords Studios PLC[1]	6,107,579	163,119
Alteryx, Inc., Class A2	3,332,576	161,363
VisEra Technologies Co., Ltd.[4,6,8]	11,090,000	113,363
VisEra Technologies Co., Ltd.	3,774,800	42,403
Confluent, Inc., Class A2,3	6,652,721	154,609
Fabrinet, non-registered shares[2]	1,776,265	144,055
Smartsheet, Inc., Class A2	4,550,000	143,006
Teradata Corp.[2]	3,843,434	142,245
RingCentral, Inc., Class A2	2,678,451	139,976
Dexerials Corp.[1]	5,149,800	137,209
Globant SA2	784,865	136,567
Nordic Semiconductor ASA[2]	8,580,615	133,112
Ceridian HCM Holding, Inc.[2]	2,740,456	129,021
Net One Systems Co., Ltd.[1]	5,623,173	124,333
Novanta, Inc.[2]	1,015,687	123,172
MKS Instruments, Inc.	1,189,368	122,065
Tanla Platforms, Ltd.[1]	9,190,777	116,921
Euronet Worldwide, Inc.[2]	1,129,232	113,589
Pegasystems, Inc.	2,347,530	112,306
Endava PLC, Class A (ADR)[2]	1,260,921	111,301
Alarm.com Holdings, Inc.[2]	1,661,500	102,780
CDW Corp.	650,000	102,414
Softcat PLC	6,341,535	101,666
Netcompany Group AS, non-registered shares[2]	1,773,791	96,917
Vitec Software Group AB, Class B	2,228,800	96,605
SUMCO Corp.[3]	7,295,374	94,580
Marqeta, Inc., Class A2,3	11,651,343	94,492
SHIFT, Inc.[2]	722,200	94,001
Silergy Corp.	1,161,456	93,554
Network International Holdings PLC[1,2]	39,920,143	91,747
Viavi Solutions, Inc.[2]	6,830,000	90,361
Credo Technology Group Holding, Ltd.[1,2,4,8]	4,750,082	49,378
Credo Technology Group Holding, Ltd.[1,2,3]	3,444,600	40,233
Crayon Group Holding ASA[1,2]	7,013,051	89,143
Clear Secure, Inc., Class A2,3	4,428,299	88,566
LEM Holding SA	46,070	88,024
Paycom Software, Inc.[2]	303,275	84,953
PAR Technology Corp.[1,2,3]	2,140,057	80,231
NCR Corp.[2,3]	2,549,250	79,307
EVERTEC, Inc.	2,131,730	78,618
Sinch AB2,3	23,895,278	77,773
Bytes Technology Group PLC[1]	14,832,601	75,545
SINBON Electronics Co., Ltd.	8,747,000	74,722
DoubleVerify Holdings, Inc.[2]	3,242,000	73,496
Kingdee International Software Group Co., Ltd.[2]	31,106,093	72,941
Extreme Networks, Inc.[1,2]	7,876,997	70,263
Qorvo, Inc.[2]	741,404	69,929
Gitlab, Inc., Class A2,3	1,295,152	68,824
PagSeguro Digital, Ltd., Class A2	6,680,100	68,404
SMALLCAP World Fund — Page 4 of 30

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Nagarro SE2,3	583,279	$66,259
CCC Intelligent Solutions Holdings, Inc.[2,3]	6,953,198	63,969
Money Forward, Inc.[2,3]	2,545,987	63,424
Coforge, Ltd.	1,402,616	62,861
Aixtron SE	2,434,518	61,689
Dock, Ltd.[2,4,5,6]	4,318,937	59,040
Concentrix Corp.	428,914	58,178
Kainos Group PLC	4,103,704	55,399
MACOM Technology Solutions Holdings, Inc.[2]	1,140,000	52,554
OVH Groupe SAS[2,3]	2,882,302	52,255
Nuvei Corp., subordinate voting shares[2]	1,400,000	50,597
Paymentus Holdings, Inc., Class A2,3	3,765,048	50,339
Hamamatsu Photonics KK	1,289,450	50,084
AvidXchange Holdings, Inc.[2,3]	7,896,642	48,485
Perficient, Inc.[2]	517,165	47,419
JustSystems Corp.	1,617,921	45,731
Silicon Laboratories, Inc.[2]	324,000	45,431
Okta, Inc., Class A2	500,000	45,200
Cvent Holding Corp.[2]	9,655,200	44,607
Insight Enterprises, Inc.[2]	509,691	43,976
Unimicron Technology Corp.	8,238,000	43,914
SimCorp AS	594,367	43,144
Topicus.com, Inc., subordinate voting shares[2]	763,153	43,061
Thoughtworks Holding, Inc.[2,3]	1,975,506	27,874
Thoughtworks Holding, Inc.[2]	1,069,000	15,084
Computer Age Management Services, Ltd.	1,472,930	42,110
Zuken, Inc.[1]	1,860,500	41,891
INFICON Holding AG	52,362	41,247
Truecaller AB, Class B2	8,588,230	41,188
Dye & Durham, Ltd.[3]	2,401,858	40,585
Computer Services, Inc.	1,084,411	40,083
EPAM Systems, Inc.[2]	134,600	39,677
BlackLine, Inc.[2]	595,000	39,627
Maruwa Co., Ltd.	341,300	38,965
Lightspeed Commerce, Inc., subordinate voting shares[2,3]	1,597,219	35,618
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[2]	133,200	2,970
Olo, Inc., Class A2	3,870,830	38,205
Reply SpA	299,378	36,299
Linklogis, Inc., Class B2,3	36,651,500	36,246
91APP, Inc.[1]	7,895,000	35,846
Semtech Corp.[2]	650,000	35,731
Bentley Systems, Inc., Class B	1,071,370	35,677
Megaport, Ltd.[1,2]	9,161,000	34,462
Cognex Corp.	800,000	34,016
Vanguard International Semiconductor Corp.	13,107,394	33,856
Flex, Ltd.[2]	2,291,735	33,161
Avalara, Inc.[2]	465,403	32,857
Aspen Technology, Inc.[2]	175,140	32,170
Accton Technology Corp.	4,009,000	32,157
HashiCorp, Inc., Class A2,3	1,091,870	32,145
Expensify, Inc., Class A2,3	1,788,623	31,820
Bechtle AG, non-registered shares	778,019	31,806
Disco Corp.	131,500	31,208
Trimble, Inc.[2]	530,000	30,862
CMC Materials, Inc.	175,355	30,598
SMALLCAP World Fund — Page 5 of 30

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Halma PLC	1,200,000	$29,347
SentinelOne, Inc., Class A2,3	1,239,464	28,917
Kingboard Holdings, Ltd.	7,191,000	27,218
Kingboard Laminates Holdings, Ltd.	22,027,500	27,174
ams OSRAM AG, non-registered shares[2]	2,907,400	26,185
Boku, Inc.[1,2,8]	20,461,639	25,655
GFT Technologies SE	627,246	24,880
ePlus inc.[2]	454,900	24,164
LiveRamp Holdings, Inc.[2]	932,711	24,073
eCloudvalley Digital Technology Co., Ltd.[1]	3,003,174	23,786
Alchip Technologies, Ltd.[2]	1,018,000	23,761
Digital Turbine, Inc.[2]	1,285,000	22,449
BE Semiconductor Industries NV	459,500	22,088
SmartCraft ASA, Class A1,2	13,349,780	21,686
Comet Holding AG	129,703	20,434
Alkami Technology, Inc.[2,3]	1,448,776	20,123
AppFolio, Inc., Class A2	215,836	19,563
Rapid7, Inc.[2]	284,269	18,989
StoneCo, Ltd., Class A2	2,234,082	17,202
FDM Group (Holdings) PLC	1,509,394	15,599
Tripod Technology Corp.	4,134,000	15,502
Avaya Holdings Corp.[1,2]	6,752,700	15,126
Nemetschek SE	249,687	15,113
Nayax, Ltd.[2]	8,022,000	14,813
DLocal, Ltd., Class A2,3	536,193	14,075
Pushpay Holdings, Ltd.[2]	17,654,124	14,003
ExaWizards, Inc.[2,3]	3,478,200	13,356
Renishaw PLC	305,400	13,265
Venustech Group, Inc., Class A	4,107,547	12,229
Cherry AG1,2,3	1,398,734	12,195
Softline Holding PLC (GDR)[1,2,4,5,8]	10,650,000	12,141
Softline Holding PLC (GDR)[1,2,4,5]	9,996	11
GlobalWafers Co., Ltd.	777,000	11,838
Adesso SE, non-registered shares	76,441	11,728
Atea ASA	1,109,322	11,533
Lime Technologies AB	500,526	10,970
SiteMinder, Ltd.[2]	4,511,925	10,931
LandMark Optoelectronics Corp.	2,770,000	10,807
GB Group PLC	2,217,000	10,741
Zebra Technologies Corp., Class A2	36,300	10,670
LivePerson, Inc.[2]	625,104	8,839
LPKF Laser & Electronics AG, non-registered shares[2,3]	935,424	8,764
ON Semiconductor Corp.[2]	167,850	8,445
Oxford Instruments PLC	340,300	8,186
MotorK, Ltd.[1,2]	2,300,000	8,147
Copperleaf Technologies, Inc.[2,3]	1,616,814	8,039
MaxLinear, Inc.[2]	220,498	7,493
Coveo Solutions, Inc.[2,3]	1,691,000	6,595
CI&T, Inc., Class A2,3	642,000	6,478
AAC Technologies Holdings, Inc.[3]	2,629,000	6,051
WeCommerce Holdings, Ltd., Class A1,2,3	2,113,430	5,829
Unifiedpost Group SA1,2	1,942,012	5,790
Procore Technologies, Inc.[2]	125,600	5,701
CEVA, Inc.[2]	162,200	5,443
Patreon, Inc., Class B2,4,5,6	189,951	4,981
SMALLCAP World Fund — Page 6 of 30

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Yotpo, Ltd.[2,4,5,6,8]	2,620,102	$4,218
JFrog, Ltd.[2]	178,400	3,759
Foursquare Labs, Inc., Series A2,4,5,6,8	1,970,385	3,192
TDCX, Inc., Class A2	270,873	2,506
		9,483,419
Consumer discretionary 15.37%
Evolution AB	5,952,115	541,173
TopBuild Corp.[1,2]	1,885,454	315,172
Helen of Troy, Ltd.[1,2]	1,930,206	313,485
Tube Investments of India, Ltd.[1]	13,127,962	306,088
YETI Holdings, Inc.[1,2]	7,014,897	303,535
Dollarama, Inc.	5,010,000	288,488
Floor & Decor Holdings, Inc., Class A2	4,046,400	254,761
IDP Education, Ltd.	11,816,861	194,290
Thor Industries, Inc.[3]	2,407,628	179,922
Jiumaojiu International Holdings, Ltd.[3]	62,092,000	164,987
Leslie’s, Inc.[1,2,3]	10,160,690	154,239
Wyndham Hotels & Resorts, Inc.	2,223,181	146,107
Kindred Group PLC (SDR)[1]	17,389,283	144,591
Entain PLC[2]	8,978,173	136,068
WH Smith PLC[1,2]	7,084,236	121,248
Pets at Home Group PLC[1]	31,920,500	119,368
Everi Holdings, Inc.[1,2]	7,048,606	114,963
Watches of Switzerland Group PLC[1,2]	12,187,793	114,090
Bright Horizons Family Solutions, Inc.[2]	1,348,234	113,953
Inchcape PLC	13,361,690	113,124
Asbury Automotive Group, Inc.[2]	663,676	112,387
Pool Corp.	317,700	111,586
DraftKings, Inc., Class A2,3	9,260,444	108,069
Auction Technology Group PLC[1,2]	9,570,000	107,525
Adient PLC[2]	3,610,300	106,973
Mattel, Inc.[2]	4,700,000	104,951
MakeMyTrip, Ltd., non-registered shares[1,2]	3,876,781	99,556
Light & Wonder, Inc.[2]	2,004,204	94,178
Toll Brothers, Inc.	2,104,633	93,867
Five Below, Inc.[2]	804,402	91,243
Bafang Electric (Suzhou) Co., Ltd., Class A	3,058,340	88,854
Polaris, Inc.[3]	885,000	87,863
Moncler SpA	2,015,000	86,429
Domino’s Pizza Enterprises, Ltd.	1,811,002	85,003
Bajaj Electricals, Ltd.[1]	6,515,607	84,481
KB Home	2,957,918	84,182
Domino’s Pizza Group PLC[1]	24,475,815	83,186
Games Workshop Group PLC	977,500	79,486
Salvatore Ferragamo SpA[3]	4,954,090	76,317
Lennar Corp., Class A	1,058,458	74,695
Lennar Corp., Class B	21,169	1,243
Golden Entertainment, Inc.[1,2]	1,874,500	74,136
Xometry, Inc., Class A2,3	2,139,600	72,597
Basic-Fit NV2,3	1,895,318	71,662
Jumbo SA	4,771,161	69,299
Domino’s Pizza, Inc.	176,500	68,784
Arco Platform, Ltd., Class A2,3	4,548,111	67,903
Jack in the Box, Inc.[1]	1,156,700	64,845
SMALLCAP World Fund — Page 7 of 30

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Wayfair, Inc., Class A2,3	1,467,200	$63,911
Kontoor Brands, Inc.	1,910,000	63,737
Norwegian Cruise Line Holdings, Ltd.[2,3]	5,703,160	63,419
DESCENTE, Ltd.	2,671,000	61,814
Momo.com, Inc.	2,873,758	61,663
Compagnie Plastic Omnium SA	3,523,183	61,031
Snow Peak, Inc.[1,3]	3,050,800	61,025
Coursera, Inc.[2]	4,085,403	57,931
Skechers USA, Inc., Class A2	1,600,000	56,928
Williams-Sonoma, Inc.	500,000	55,475
On Holding AG, Class A2,3	2,959,059	52,346
Haichang Ocean Park Holdings, Ltd.[2,3]	48,941,000	49,647
Fox Factory Holding Corp.[2]	605,690	48,782
Nien Made Enterprise Co., Ltd.	4,920,000	48,483
Levi Strauss & Co., Class A	2,950,000	48,144
Melco Resorts & Entertainment, Ltd. (ADR)[2]	8,346,608	47,993
Chervon Holdings, Ltd.[3]	8,373,200	47,058
Musti Group OYJ[1]	2,626,737	46,906
China MeiDong Auto Holdings, Ltd.	14,372,000	45,240
International Game Technology PLC	2,421,600	44,945
M.D.C. Holdings, Inc.	1,370,482	44,280
Century Communities, Inc.	911,000	40,968
Thule Group AB	1,569,400	38,553
Hilton Grand Vacations, Inc.[2]	1,033,800	36,938
Trainline PLC[2]	10,479,000	36,738
Macy’s, Inc.	1,900,000	34,808
Darden Restaurants, Inc.	303,300	34,309
Cavco Industries, Inc.[2]	170,870	33,489
Tongcheng Travel Holdings, Ltd.[2]	15,542,200	33,434
B&M European Value Retail SA	7,408,252	33,069
Six Flags Entertainment Corp.[2]	1,514,000	32,854
D.R. Horton, Inc.	490,000	32,433
BHG Group AB1,2,3	9,905,000	31,391
Shoei Co., Ltd.	776,100	30,374
Cairn Homes PLC	28,685,000	29,910
Victoria PLC[2,3]	5,355,776	29,534
AcadeMedia AB1	6,523,595	29,067
MIPS AB	662,300	28,895
Warby Parker, Inc., Class A2,3	2,410,526	27,142
Etsy, Inc.[2]	366,850	26,857
Mazda Motor Corp.	3,264,000	26,703
Cary Group AB2,3	4,285,714	26,540
Flutter Entertainment PLC[2]	259,095	26,196
Graham Holdings Co., Class B	45,000	25,508
RVRC Holding AB1	6,266,088	25,469
Gentherm, Inc.[2]	400,500	24,995
JOANN, Inc.[1,3]	2,729,250	21,152
Dr. Martens PLC	7,125,000	20,590
Beazer Homes USA, Inc.[1,2]	1,659,813	20,034
XPEL, Inc.[2,3,8]	416,678	19,138
LGI Homes, Inc.[2]	216,880	18,847
MADE.com Group PLC[1,2,3]	31,119,580	18,278
Porch Group, Inc.[1,2,3]	7,110,000	18,202
Alpen Co., Ltd.	1,130,000	16,832
OneWater Marine, Inc., Class A2	504,604	16,677
SMALLCAP World Fund — Page 8 of 30

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
ASOS PLC[2,3]	1,607,415	$16,407
Lojas Quero-Quero SA1	14,974,560	16,309
Nordstrom, Inc.	760,000	16,059
Roland Corp.[3]	530,600	15,780
Installed Building Products, Inc.	189,361	15,747
Vail Resorts, Inc.	71,000	15,482
Caesars Entertainment, Inc.[2]	400,000	15,320
Food & Life Companies, Ltd.	716,300	15,289
Zhongsheng Group Holdings, Ltd.	2,121,500	14,965
Grove Collaborative Holdings, Inc., Class B2,4,5,8	3,070,661	11,942
Grove Collaborative Holdings, Inc., Class A2,4,8	750,000	3,021
Melco International Development, Ltd.[2,3]	19,643,000	14,519
Central Automotive Products, Ltd.	787,200	13,623
Vacasa, Inc., Class A2,3	4,499,053	12,957
Westlife Development, Ltd.[2]	1,928,968	12,147
Malibu Boats, Inc., Class A2	224,130	11,814
StockX, Inc.[2,4,5,6]	161,790	11,615
DPC Dash, Ltd.[2,4,5,6]	2,158,273	11,223
Aramark	356,556	10,921
Westwing Group SE, non-registered shares[1,2,3]	1,385,281	10,307
Bike24 Holding AG1,2,3	3,023,368	10,139
Americanas SA, ordinary nominative shares	3,802,258	9,757
Relaxo Footwears, Ltd.	713,900	8,713
Elior Group SA2	3,719,000	8,255
Chegg, Inc.[2]	365,500	6,864
ThredUp Inc., Class A2,3	2,591,000	6,477
Puuilo OYJ[3]	1,271,372	6,358
Goodyear Tire & Rubber Co.[2]	558,712	5,984
Victoria’s Secret & Co.[2]	210,400	5,885
BARK, Inc.[2,3]	2,500,000	3,200
BARK, Inc.[2]	2,000,000	2,560
Leifheit AG, non-registered shares	231,976	4,813
Brilliant Earth Group, Inc., Class A2,3	860,000	4,085
NEXTAGE Co., Ltd.	223,800	3,851
Traeger, Inc.[2,3]	831,551	3,534
Sweetgreen, Inc., Class A2,3	291,701	3,398
Royal Caribbean Cruises, Ltd.[2]	78,017	2,724
Bloomberry Resorts Corp.[2]	19,806,800	2,093
PowerSchool Holdings, Inc., Class A2	124,655	1,502
Allbirds, Inc., Class A2,3	375,091	1,474
BNN Technology PLC[1,2,4,5]	19,007,000	—[7]
Ozon Holdings PLC (ADR)[2,4,5]	2,346,600	—[7]
		8,934,747
Health care 13.68%
Molina Healthcare, Inc.[2]	2,407,600	673,189
Insulet Corp.[2]	2,574,942	561,183
Agilon Health, Inc.[2,3]	13,114,300	286,285
Haemonetics Corp.[1,2]	4,088,845	266,511
NovoCure, Ltd.[2]	3,621,597	251,701
Centene Corp.[2]	2,925,674	247,541
Biohaven Pharmaceutical Holding Co., Ltd.[2]	1,596,377	232,608
Legend Biotech Corp. (ADR)[2]	4,102,140	225,618
Max Healthcare Institute, Ltd.[2]	36,091,644	167,702
DexCom, Inc.[2]	2,210,000	164,711
SMALLCAP World Fund — Page 9 of 30

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Amplifon SpA	5,166,500	$158,366
PolyPeptide Group AG1	1,927,435	131,639
CONMED Corp.	1,340,980	128,412
Integra LifeSciences Holdings Corp.[2]	2,251,447	121,646
Xenon Pharmaceuticals, Inc.[1,2]	3,857,482	117,345
Shockwave Medical, Inc.[2]	585,000	111,834
Pharmaron Beijing Co., Ltd., Class H	11,004,450	110,159
Laurus Labs, Ltd.	18,452,700	108,582
Genus PLC[1]	3,497,750	106,786
Amvis Holdings, Inc.[1]	3,815,300	106,293
Silk Road Medical, Inc.[1,2]	2,791,630	101,587
iRhythm Technologies, Inc.[2]	892,000	96,363
Hapvida Participacoes e Investimentos SA2	89,902,916	93,966
Oak Street Health, Inc.[2,3]	5,653,065	92,936
CanSino Biologics, Inc., Class H3	9,062,000	92,793
Fate Therapeutics, Inc.[2,3]	3,674,900	91,064
Penumbra, Inc.[2]	721,744	89,872
Bachem Holding AG, Class B	1,214,220	84,391
Inari Medical, Inc.[2]	1,190,498	80,942
Addus HomeCare Corp.[1,2]	938,900	78,192
Globus Medical, Inc., Class A2	1,388,542	77,953
Virbac SA	178,400	69,453
New Horizon Health, Ltd.[1,2,3]	22,889,335	68,842
Ocumension Therapeutics[1,2,3]	37,692,000	67,441
Ultragenyx Pharmaceutical, Inc.[2]	1,106,215	65,997
Revance Therapeutics, Inc.[1,2]	4,590,000	63,434
EBOS Group, Ltd.	2,521,959	61,444
ICON PLC[2]	281,109	60,916
Pacific Biosciences of California, Inc.[1,2,3]	13,253,906	58,582
AbCellera Biologics, Inc.[2,3]	5,480,000	58,362
Medmix AG1	2,628,177	58,199
Karuna Therapeutics, Inc.[2]	458,122	57,957
Shandong Pharmaceutical Glass Co., Ltd., Class A	12,973,422	54,167
Amedisys, Inc.[2]	508,199	53,422
Arjo AB, Class B	8,275,377	52,339
CompuGroup Medical SE & Co. KGaA	1,187,660	50,581
Asahi Intecc Co., Ltd.	3,346,600	50,515
Allogene Therapeutics, Inc.[2,3]	4,327,342	49,332
Ascendis Pharma A/S (ADR)[2,3]	528,924	49,169
Surgical Science Sweden AB1,2	3,271,137	48,860
Hypera SA, ordinary nominative shares	6,689,914	48,626
Tandem Diabetes Care, Inc.[2]	778,500	46,079
Indivior PLC[2]	11,805,600	44,435
Carl Zeiss Meditec AG, non-registered shares	368,406	43,973
Angelalign Technology, Inc.[3]	2,163,600	43,345
Poly Medicure, Ltd.	4,511,022	42,890
Netcare, Ltd.	47,756,119	41,889
CRISPR Therapeutics AG2,3	684,666	41,607
Encompass Health Corp.	722,858	40,516
Alignment Healthcare, Inc.[2]	3,500,000	39,935
Nakanishi, Inc.	2,255,800	39,786
10x Genomics, Inc., Class A2	866,700	39,218
Vitrolife AB	1,697,000	39,017
Ambu AS, Class B, non-registered shares[3]	3,992,766	38,771
FIGS, Inc., Class A2,3	4,166,847	37,960
SMALLCAP World Fund — Page 10 of 30

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
NuVasive, Inc.[2]	766,000	$37,657
Revenio Group OYJ, non-registered shares	792,790	35,326
Exact Sciences Corp.[2]	890,000	35,057
Glaukos Corp.[2]	750,322	34,080
KRKA, dd, Novo mesto	335,262	33,096
Fisher & Paykel Healthcare Corp., Ltd.	2,510,000	31,321
Incyte Corp.[2]	396,000	30,084
Sierra Oncology, Inc.[2,3]	490,809	26,990
CellaVision AB, non-registered shares	789,300	26,079
IVERIC bio, Inc.[2]	2,682,230	25,803
Seer, Inc., Class A2	2,817,666	25,218
SKAN Group AG3	462,566	25,099
Twist Bioscience Corp.[2]	704,000	24,612
Dechra Pharmaceuticals PLC	579,000	24,373
Olink Holding AB (ADR)[2,3]	1,586,593	24,116
Hutchmed China, Ltd. (ADR)[2]	1,350,035	17,064
Hutchmed China, Ltd.[2,3]	2,554,000	6,295
Medacta Group SA	216,959	20,704
Alnylam Pharmaceuticals, Inc.[2]	137,700	20,084
Galapagos NV2	356,482	19,814
Chemed Corp.	42,000	19,714
Zentalis Pharmaceuticals, Inc.[2,3]	683,000	19,192
Zai Lab, Ltd. (ADR)[2]	551,078	19,111
PetIQ, Inc., Class A2	1,115,100	18,722
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,090,535	18,644
Inhibrx, Inc.[2,3]	1,631,547	18,518
Acerta Pharma BV2,4,5,6	195,556,815	18,343
Brii Biosciences, Ltd.[2,3]	16,214,542	17,482
Fleury SA, ordinary nominative shares	5,540,900	17,258
Gland Pharma, Ltd.[2]	501,818	17,167
Sosei Group Corp.[2,3]	1,861,300	15,502
Zealand Pharma A/S2,3	1,142,366	14,936
CM Hospitalar SA	5,671,671	14,869
BICO Group AB, Class B2,3	1,616,518	14,020
Sysmex Corp.	220,300	13,259
BONESUPPORT HOLDING AB2	1,895,760	13,083
Editas Medicine, Inc.[2]	1,100,000	13,013
Creo Medical Group PLC[1,2,3]	11,533,623	12,917
Natera, Inc.[2]	363,000	12,865
Nordhealth AS, Class A1,2	5,120,000	11,800
Nevro Corp.[2]	253,000	11,089
HBM Holdings, Ltd.[2]	20,876,000	10,828
Precision BioSciences, Inc.[1,2]	6,715,043	10,744
Classys, Inc.	740,401	8,126
Metropolis Healthcare, Ltd.	438,403	7,808
ChemoMetec A/S	70,910	7,563
IO Biotech, Inc.[2]	1,235,000	5,767
Applied Molecular Transport, Inc.[2,3]	1,861,107	5,416
Guardant Health, Inc.[2]	130,570	5,267
Diagnósticos da América SA	1,728,463	5,050
Pulmonx Corp.[2,3]	335,500	4,939
Vir Biotechnology, Inc.[2]	192,942	4,914
Cellectis SA (ADR)[2,3]	831,037	2,352
Cellectis SA, non-registered shares[2,3]	702,303	1,952
Genetron Holdings, Ltd. (ADR)[2,3]	2,423,471	4,120
SMALLCAP World Fund — Page 11 of 30

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
OdontoPrev SA, ordinary nominative shares	2,134,000	$3,813
KRY International AB, Series A2,4,5,6	19,744	3,704
Intervacc AB2	850,000	3,491
Implantica AG, Class A (SDR)[2]	700,000	3,219
Scholar Rock Holding Corp.[2]	475,000	2,608
Rubius Therapeutics, Inc.[2,3]	2,214,200	1,884
IN8bio, Inc.[2,3]	774,742	1,883
Acutus Medical, Inc.[1,2]	1,600,000	1,792
Autolus Therapeutics PLC (ADR)[2,3]	625,000	1,769
Hikal, Ltd.	485,158	1,468
Schrodinger, Inc.[2]	31,250	825
		7,950,907
Financials 9.02%
Ares Management Corp., Class A	5,174,776	294,238
SVB Financial Group[2]	606,500	239,561
Essent Group, Ltd.[1]	5,654,659	219,966
AU Small Finance Bank, Ltd.	25,866,800	193,807
Trupanion, Inc.[1,2]	3,213,692	193,657
Aavas Financiers, Ltd.[1,2]	6,214,636	158,603
Independent Bank Group, Inc.[1]	2,166,153	147,103
Eurobank Ergasias Services and Holdings SA2	164,571,100	145,420
Cholamandalam Investment and Finance Co., Ltd.	17,582,421	137,925
Seacoast Banking Corporation of Florida[1]	4,156,901	137,344
First Republic Bank	945,825	136,388
Bridgepoint Group PLC[1]	43,387,142	127,601
SouthState Corp.	1,648,777	127,203
Capitec Bank Holdings, Ltd.	983,153	119,784
RenaissanceRe Holdings, Ltd.	700,000	109,459
Patria Investments, Ltd., Class A1,3	6,913,834	91,401
TMX Group, Ltd.	862,202	87,747
Focus Financial Partners, Inc., Class A2	2,549,002	86,819
East West Bancorp, Inc.	1,308,975	84,822
Stifel Financial Corp.	1,477,350	82,761
IIFL Wealth Management, Ltd.	4,379,654	82,136
IIFL Finance, Ltd.[1]	19,671,937	80,646
Kinsale Capital Group, Inc.	339,620	77,990
Janus Henderson Group PLC	3,303,741	77,671
Western Alliance Bancorporation	1,100,128	77,669
National Bank of Greece SA2	25,886,303	76,581
StepStone Group, Inc., Class A	2,751,300	71,616
Canara Bank	26,973,076	61,906
United Community Banks, Inc.	2,039,000	61,557
AJ Bell PLC	18,325,000	59,917
AUB Group, Ltd.[1]	4,786,609	58,414
Valley National Bancorp	5,495,000	57,203
Banca Generali SpA[3]	1,972,252	55,722
Goosehead Insurance, Inc., Class A	1,150,786	52,556
VZ Holding AG	670,236	48,584
Eastern Bankshares, Inc.	2,618,000	48,328
Euronext NV	585,333	47,784
Pine Labs Pte., Ltd.[2,4,5,6]	76,998	46,916
Bolsa Mexicana de Valores, SAB de CV, Series A	26,040,000	46,215
SiriusPoint, Ltd.[1,2]	8,200,000	44,444
The Bank of N.T. Butterfield & Son, Ltd.	1,388,063	43,294
SMALLCAP World Fund — Page 12 of 30

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Remgro, Ltd.	5,290,000	$42,242
Antin Infrastructure Partners SA	1,779,762	42,002
Enstar Group, Ltd.[2]	178,000	38,088
City Union Bank, Ltd.	22,576,453	38,036
PacWest Bancorp	1,426,000	38,017
Virtu Financial, Inc., Class A	1,566,000	36,660
Aptus Value Housing Finance India, Ltd.[2]	10,049,461	35,860
Webster Financial Corp.	843,652	35,560
Umpqua Holdings Corp.	1,785,500	29,943
Alpha Services and Holdings SA2	33,692,221	29,376
Nova Ljubljanska Banka d.d. (GDR)	2,365,833	29,008
Glacier Bancorp, Inc.	611,617	29,003
Victory Capital Holdings, Inc., Class A	1,196,000	28,824
Moelis & Co., Class A	719,000	28,293
Silvergate Capital Corp., Class A2	526,951	28,208
Korea Investment Holdings Co., Ltd.	590,280	28,050
Hilltop Holdings, Inc.	1,000,000	26,660
AssetMark Financial Holdings, Inc.[2]	1,350,000	25,339
Artisan Partners Asset Management, Inc., Class A	705,000	25,077
Hiscox, Ltd.	2,060,606	23,639
WealthNavi, Inc.[2,3]	1,788,200	23,301
Star Health & Allied Insurance Co., Ltd.[2]	3,400,000	21,040
Qualitas Controladora, SAB de CV3	4,450,000	20,474
eGuarantee, Inc.	1,268,348	20,061
Indian Energy Exchange, Ltd.	9,921,791	19,945
Redwood Trust, Inc. REIT[3]	2,562,000	19,753
Radian Group, Inc.	1,000,000	19,650
The Tel Aviv Stock Exchange, Ltd.	4,312,024	19,604
PT Bank Raya Indonesia Tbk[2]	405,482,667	19,189
ICICI Securities, Ltd.	3,293,062	17,885
NMI Holdings, Inc.[2]	950,000	15,817
Linc AB2,3	2,358,208	14,177
Angel One, Ltd.	921,071	14,068
Haci Ömer Sabanci Holding AS	12,391,000	14,038
Pinnacle Investment Management Group, Ltd.	2,740,000	13,296
Oscar Health, Inc., Class A2,3	2,751,000	11,692
Hellenic Exchanges - Athens Stock Exchange SA1	3,500,000	11,554
EFG International AG	1,514,800	11,139
Islandsbanki hf.	11,632,054	10,545
Funding Circle Holdings PLC[2]	14,713,073	10,173
Fukuoka Financial Group, Inc.	520,000	9,367
Steadfast Group, Ltd.	2,646,000	9,169
Collector AB2	2,865,528	8,689
BOK Financial Corp.	113,986	8,615
Piraeus Financial Holdings SA2	7,822,251	7,683
Open Lending Corp.[2]	744,167	7,613
HDFC Asset Management Co., Ltd.	319,780	7,258
Discovery, Ltd.[2]	899,883	7,086
Allfunds Group PLC	897,073	6,919
PB Fintech, Ltd.[2]	687,700	4,989
Uzabase, Inc.[2,3]	465,000	2,680
TCS Group Holding PLC (GDR)[2,4,5,8]	31,700	—[7]
TCS Group Holding PLC (GDR)[2,4,5]	1,334,228	—[7]
		5,244,112
SMALLCAP World Fund — Page 13 of 30

unaudited
Common stocks (continued) Consumer staples 3.96%	Shares	Value (000)
Emmi AG1	318,222	$310,005
Grocery Outlet Holding Corp.[1,2]	6,384,486	272,171
Simply Good Foods Co., Class A1,2	5,770,500	217,952
Shop Apotheke Europe NV, non-registered shares[1,2,3]	1,140,676	101,391
Ocado Group PLC[2]	10,398,813	98,888
BJ’s Wholesale Club Holdings, Inc.[2]	1,455,608	90,714
Milbon Co., Ltd.[1]	2,378,500	83,531
Monde Nissin Corp.[2]	350,959,960	82,977
Sovos Brands, Inc.[2]	4,839,900	76,809
Freshpet, Inc.[2]	1,333,452	69,193
Celsius Holdings, Inc.[2]	1,054,465	68,814
Varun Beverages, Ltd.	6,634,383	66,413
AAK AB	4,066,576	66,347
Raia Drogasil SA, ordinary nominative shares	15,832,125	58,083
Nu Skin Enterprises, Inc., Class A	1,100,000	47,630
Dole PLC[1,3]	5,417,807	45,835
United Spirits, Ltd.[2]	4,506,665	43,356
Performance Food Group Co.[2]	928,000	42,669
Scandinavian Tobacco Group A/S	2,163,780	42,315
Vector Group, Ltd.	3,971,496	41,701
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A2	6,624,986	34,252
Bakkafrost P/F	517,500	33,100
Kotobuki Spirits Co., Ltd.	577,400	31,449
BidCorp, Ltd.	1,640,857	30,945
Fresh Del Monte Produce, Inc.	1,028,000	30,357
Hilton Food Group PLC	2,327,506	28,956
COSMOS Pharmaceutical Corp.	287,909	27,649
Sok Marketler Ticaret AS, non-registered shares[1]	37,067,550	25,450
Royal Unibrew A/S	280,000	24,791
Fever-Tree Drinks PLC	1,620,000	24,059
Avenue Supermarts, Ltd.[2]	417,313	17,999
Humble Group AB2	11,368,627	16,092
PZ Cussons PLC	6,017,310	14,415
Century Pacific Food, Inc.	25,901,000	10,363
Nomad Foods, Ltd.[2]	500,000	9,995
Icelandic Salmon AS2	515,000	8,104
Zur Rose Group AG2,3	80,113	6,013
Beyond Meat, Inc.[2,3]	73,395	1,757
		2,302,540
Materials 2.82%
LANXESS AG1	4,654,264	166,711
APL Apollo Tubes, Ltd.[1]	14,904,000	160,406
Perimeter Solutions SA1,2,3	11,791,546	127,820
Perimeter Solutions SA1,2	1,260,505	13,664
Navin Fluorine International, Ltd.[1]	2,686,516	124,222
CCL Industries, Inc., Class B, nonvoting shares	2,262,200	106,924
MMG, Ltd.[2]	190,768,000	70,990
Summit Materials, Inc., Class A2	2,535,041	59,041
JSR Corp.	2,082,700	54,032
Lundin Mining Corp.	8,514,400	53,976
H.B. Fuller Co.	866,200	52,154
Deepak Fertilisers & Petrochemicals Corp., Ltd.[1,2]	6,544,000	49,267
Nanofilm Technologies International, Ltd.	26,356,770	44,203
PI Industries, Ltd.	1,362,000	44,142
SMALLCAP World Fund — Page 14 of 30

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Allegheny Technologies, Inc.[2]	1,868,650	$42,437
JCU Corp.[1]	1,492,900	37,246
Yamato Kogyo Co., Ltd.	1,043,900	34,545
Toyo Gosei Co., Ltd.[1]	505,300	30,613
Mayr-Melnhof Karton AG, non-registered shares[3]	171,841	29,173
Intrepid Potash, Inc.[2]	634,276	28,726
OZ Minerals, Ltd.	2,265,000	27,766
Labrador Iron Ore Royalty Corp.[3]	1,156,000	25,460
Re:NewCell AB1,2,3	2,702,272	25,438
Shandong Sinocera Functional Material Co., Ltd., Class A	4,713,974	25,294
Vinati Organics, Ltd.[2]	943,000	23,678
Aluflexpack AG1,2,3	1,309,666	21,950
Kansai Paint Co., Ltd.	1,642,000	20,936
Indigo Paints, Ltd.[2]	1,103,244	19,497
Berger Paints India, Ltd.	2,500,993	17,998
Venator Materials PLC[1,2]	8,519,540	17,721
Arkema SA	197,500	17,576
Alcoa Corp.	350,000	15,953
Recticel SA/NV	873,200	13,031
Vidrala, SA, non-registered shares	125,996	9,137
Gerdau SA (ADR)	2,011,500	8,629
Yamana Gold, Inc.[3]	1,837,943	8,546
Fuso Chemical Co., Ltd.	283,300	7,412
Carbios SA2,3	161,315	5,055
		1,641,369
Energy 2.82%
New Fortress Energy, Inc., Class A3	4,463,000	176,601
Coterra Energy, Inc.	6,350,059	163,768
Northern Oil and Gas, Inc.[1]	6,054,000	152,924
MEG Energy Corp.[2]	9,706,076	134,371
Chesapeake Energy Corp.[3]	1,434,104	116,306
DT Midstream, Inc.	2,254,834	110,532
Gaztransport & Technigaz SA	876,420	109,754
Vallourec SA2	8,321,708	99,286
Helmerich & Payne, Inc.	2,018,049	86,897
Viper Energy Partners LP	2,489,354	66,416
Pioneer Natural Resources Company	268,053	59,797
Worley, Ltd.	5,701,172	56,038
Cactus, Inc., Class A	1,149,091	46,274
Savannah Energy PLC[1,2]	96,128,672	40,956
Subsea 7 SA	3,742,357	29,917
Venture Global LNG, Inc., Series C2,4,5,6,8	4,240	29,090
Magnolia Oil & Gas Corp., Class A	1,323,743	27,785
ProFrac Holding Corp., Class A2,3	1,451,849	26,583
Denbury, Inc.[2]	406,329	24,376
Golar LNG Ltd.[2]	987,754	22,471
Equitrans Midstream Corp.	3,390,447	21,563
Headwater Exploration, Inc.[2]	5,105,000	21,456
TechnipFMC PLC[2]	2,500,000	16,825
		1,639,986
SMALLCAP World Fund — Page 15 of 30

unaudited
Common stocks (continued) Communication services 2.48%	Shares	Value (000)
Iridium Communications, Inc.[2]	4,845,068	$181,981
Iridium Communications, Inc.[2,8]	636,132	23,893
JCDecaux SA1,2	10,920,201	183,445
Lions Gate Entertainment Corp., Class B2	17,483,850	154,382
dip Corp.	3,001,500	83,068
New York Times Co., Class A	2,752,638	76,799
Ubisoft Entertainment SA2	1,461,201	64,160
Frontier Communications Parent, Inc.[2]	2,609,825	61,435
Viaplay Group AB, Class B2	2,585,855	53,058
Ascential PLC[2]	16,215,477	51,243
Pearson PLC	5,591,034	51,031
JOYY, Inc., Class A (ADR)	1,292,418	38,592
Nextdoor Holdings, Inc., Class A2,3	10,697,393	35,408
4imprint Group PLC	1,230,089	34,739
Megacable Holdings, SAB de CV, ordinary participation certificates	13,468,136	32,730
Cable One, Inc.	25,321	32,647
YouGov PLC	2,997,794	31,383
Trustpilot Group PLC[1,2]	21,127,621	26,079
Paradox Interactive AB3	1,473,435	25,703
CTS Eventim AG & Co. KGaA[2]	471,400	24,700
Hemnet Group AB	1,928,030	23,691
Rightmove PLC	3,401,000	23,532
Bandwidth, Inc., Class A2	1,160,982	21,850
Direct Marketing MIX, Inc.	1,631,100	20,689
PLAYSTUDIOS, Inc., Class A2	4,500,000	19,260
Pebble Group PLC[1,2,3]	13,392,050	16,302
VTEX, Class A2,3	5,021,890	15,467
MTN Group, Ltd.	1,458,066	11,834
Huuuge, Inc.[2,3]	2,095,339	8,393
Boat Rocker Media, Inc.[2]	2,611,926	5,702
Playtika Holding Corp.[2]	346,700	4,590
Bambuser AB2,3	3,263,505	1,242
Yandex NV, Class A2,4,5	1,530,000	—[7]
		1,439,028
Real estate 1.49%
DigitalBridge Group, Inc. REIT, Class A2	29,680,327	144,840
Altus Group, Ltd.[1]	3,587,045	124,259
Embassy Office Parks REIT	25,958,400	123,003
CIFI Ever Sunshine Services Group, Ltd.[3]	75,444,025	96,146
Concentradora Fibra Danhos REIT, SA de CV	57,954,482	64,671
JHSF Participações SA1	46,022,472	51,268
Mindspace Business Parks REIT	9,000,000	39,932
Macrotech Developers, Ltd.[2]	2,331,038	31,554
Cushman & Wakefield PLC[2]	1,862,000	28,377
FirstService Corp.[3]	200,000	24,260
SRE Holdings Corp.[1,2]	1,290,828	21,682
K-Fast Holding AB, Class B1,2,3	9,796,068	19,420
Zillow Group, Inc., Class C, nonvoting shares[2,3]	525,000	16,669
Genova Property Group AB1,2	2,126,731	16,382
ESR-Logos REIT[2]	51,735,500	15,082
Samhallsbyggnadsbolaget i Norden AB, Class B3	7,264,000	12,096
Swedish Logistic Property AB, Class B2	4,739,069	11,860
Douglas Elliman, Inc.	1,832,215	8,776
Fastighets AB Balder, Class B2	1,385,250	6,637
SMALLCAP World Fund — Page 16 of 30

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Americold Realty Trust, Inc.	217,800	$6,543
Corp. Inmobiliaria Vesta, SAB de CV	1,105,440	2,056
Shimao Services Holdings, Ltd.[2,3]	2,505,000	1,207
		866,720
Utilities 0.44%
AC Energy Corp.	703,286,920	102,836
ENN Energy Holdings, Ltd.	3,166,000	52,008
Black Hills Corp.	594,100	43,233
Brookfield Infrastructure Corp., Class A, subordinate voting shares[3]	990,150	42,023
Neoenergia SA	5,959,000	16,988
Mytrah Energy, Ltd.[1,2,4,5]	10,418,000	127
		257,215
Total common stocks (cost: $44,747,165,000)		50,080,332
Preferred securities 1.30% Industrials 0.44%
Einride AB, Series B, preferred shares[1,2,4,5,6]	1,334,588	79,719
Einride AB, Series A, preferred shares[1,2,4,5,6]	11,990	716
Azul SA, preferred nominative shares (ADR)[2,3]	7,279,081	51,681
Azul SA, preferred nominative shares[2]	771,000	1,824
Relativity Space, Inc., Series D, preferred shares[1,2,4,5,6]	2,143,751	39,166
Relativity Space, Inc., Series E, preferred shares[1,2,4,5,6]	464,197	8,481
ABL Space Systems Co., Series B, preferred shares[2,4,5,6]	777,162	44,920
WorkRise Technologies, Inc., Series E, preferred shares[2,4,5,6]	95,423	27,715
		254,222
Information technology 0.36%
Skyryse, Inc., Series B, preferred shares[1,2,4,5,6]	1,649,110	40,700
Outreach Corp., Series G, preferred shares[2,4,5,6]	1,554,053	35,386
PsiQuantum Corp., Series D, preferred shares[2,4,5,6]	1,334,542	35,000
SiFive, Inc., Series F, preferred shares[2,4,5,6]	3,451,632	25,000
Patreon, Inc., Series E, preferred shares[2,4,5,6]	698,208	18,307
Patreon, Inc., Series Seed, preferred shares[2,4,5,6]	163,096	4,276
ANDPAD, Inc., Series D, preferred shares[2,4,5,6]	459,413	19,639
Yotpo, Ltd., Series F, preferred shares[2,4,5,6,8]	8,332,809	13,416
Yotpo, Ltd., Series B, preferred shares[2,4,5,6,8]	1,111,347	1,789
Yotpo, Ltd., Series C, preferred shares[2,4,5,6,8]	1,057,985	1,704
Yotpo, Ltd., Series A-1, preferred shares[2,4,5,6,8]	709,592	1,143
Yotpo, Ltd., Series A, preferred shares[2,4,5,6,8]	345,899	557
Yotpo, Ltd., Series C-1, preferred shares[2,4,5,6,8]	293,302	472
Yotpo, Ltd., Series D, preferred shares[2,4,5,6,8]	163,552	263
Yotpo, Ltd., Series B-1, preferred shares[2,4,5,6,8]	130,625	210
Kandou Holding SA, Series D, preferred shares[2,4,5,6]	2,142,857	12,750
		210,612
Financials 0.20%
PPRO Holding GMBS, Series B, 8.00% preferred shares[1,2,4,5,6]	13,618	82,231
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4,5,6]	57,100	34,792
		117,023
SMALLCAP World Fund — Page 17 of 30

unaudited
Preferred securities (continued) Health care 0.17%	Shares	Value (000)
Laronde, Inc., Series B, 6.00% preferred shares[2,4,5,6]	1,785,714	$45,750
KRY International AB, Series E, preferred shares[2,4,5,6]	114,059	21,396
InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4,5,6]	383,431	15,000
Bluestar Genomics, Inc., Series C, noncumulative preferred shares, 5.00% 2022[1,2,4,5,6]	1,531,102	9,814
Artiva Biotherapeutics, Inc., Series B, preferred shares[2,4,5,6]	636,364	7,000
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[2,4,5,6]	4,397,107	3,078
		102,038
Consumer discretionary 0.07%
StockX, Inc., Series E-1, preferred shares[2,4,5,6]	222,222	15,954
StockX, Inc., Series AA, preferred shares[2,4,5,6]	57,338	4,116
StockX, Inc., Series B, preferred shares[2,4,5,6]	3,094	222
Cava Group, Inc., Series F, preferred shares[2,4,5,6,8]	664,364	17,851
		38,143
Real estate 0.06%
QuintoAndar, Ltd., Series E-1, preferred shares[2,4,5,6]	244,733	36,911
Total preferred securities (cost: $790,103,000)		758,949
Rights & warrants 0.15% Information technology 0.13%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[2,4,8]	1,918,000	74,106
Foursquare Labs, Inc., warrants, expire 2033[2,4,5,6]	1,163,990	48
		74,154
Industrials 0.02%
Centre Testing International Group Co., Ltd., Class A, warrants, expire 2023[2,4,8]	3,799,918	13,175
Momentus, Inc., warrants, expire 2026[2]	2,225,000	619
		13,794
Total rights & warrants (cost: $109,732,000)		87,948
Convertible stocks 0.04% Information technology 0.04%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4,5,6]	14,888,589	10,273
RealSelf, Inc., Series C, convertible preferred shares[1,4,5,6]	3,468,862	9,748
		20,021
Total convertible stocks (cost: $31,179,000)		20,021
Convertible bonds & notes 0.00% Industrials 0.00%	Principal amount (000)
Einride AB, convertible notes, 7.00% 2023[1,4,5,6]	USD1,500	1,781
Total convertible bonds & notes (cost: $1,500,000)		1,781

SMALLCAP World Fund — Page 18 of 30

unaudited
Short-term securities 14.43% Money market investments 12.48%	Shares	Value (000)
Capital Group Central Cash Fund 1.38%[1,9]	72,577,369	$7,256,285
Money market investments purchased with collateral from securities on loan 1.95%
Capital Group Central Cash Fund 1.38%[1,9,10]	3,951,560	395,077
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[9,10]	181,300,000	181,300
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[9,10]	170,000,000	170,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43%[9,10]	158,700,000	158,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[9,10]	136,000,000	136,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[9,10]	92,604,558	92,605
		1,133,682
Total short-term securities (cost: $8,391,188,000)		8,389,967
Total investment securities 102.06% (cost: $54,070,867,000)		59,338,998
Other assets less liabilities (2.06)%		(1,199,916)
Net assets 100.00%		$58,139,082
Investments in affiliates1

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend or interest income (000)
Common stocks 23.87%
Industrials 6.68%
IMCD NV	$668,138	$—	$123,397	$63,079	$(212,364)	$395,456	$4,914
Saia, Inc.[2]	349,105	87,075	—	—	(83,075)	353,105	—
BayCurrent Consulting, Inc.	624,379	15,553	53,725	8,796	(290,728)	304,275	1,829
Diploma PLC	374,585	297	—	—	(104,502)	270,380	5,967
Comfort Systems USA, Inc.	137,040	94,086	25,047	(2,641)	18,883	222,321	977
Armstrong World Industries, Inc.	205,914	68,023	—	—	(64,026)	209,911	1,828
Japan Airport Terminal Co., Ltd.[2]	189,109	50,823	11,881	(2,070)	(37,889)	188,092	—
Arcosa, Inc.	176,368	18,694	—	—	(15,706)	179,356	547
Matson, Inc.	159,322	20,147	—	—	(22,835)	156,634	1,829
Harmonic Drive Systems, Inc.[3]	149,749	87,721	13,367	(12,426)	(68,024)	143,653	436
Visional, Inc.[2,3]	186,716	—	—	—	(55,975)	130,741	—
ATS Automation Tooling System, Inc.[2]	—	166,207	—	—	(38,608)	127,599	—
Carel Industries SpA	186,704	—	21,300	9,917	(55,848)	119,473	947
EnPro Industries, Inc.	72,321	66,947	—	—	(21,885)	117,383	1,039
Alfen NV2,3	134,619	—	3,574	(1,024)	(15,288)	114,733	—
Johns Lyng Group, Ltd.	79,441	13,116	—	—	(10,960)	81,597	399
Japan Elevator Service Holdings Co., Ltd.	163,396	—	—	—	(89,506)	73,890	816
Instalco AB	158,007	—	—	—	(86,534)	71,473	1,130
KEI Industries, Ltd.	—	62,117	—	—	3,939	66,056	102
DO & CO AG, non-registered shares[2,3]	63,241	—	—	—	1,702	64,943	—
Volution Group PLC	37,413	67,773	—	—	(40,938)	64,248	848
Marlowe PLC[2,3]	69,724	9,520	—	—	(17,045)	62,199	—
Pegasus Hava Tasimaciligi AS2	52,880	—	—	—	9,176	62,056	—
Interface, Inc.	71,524	—	—	—	(12,322)	59,202	142
Montrose Environmental Group, Inc.[2]	95,694	49,261	24,695	(21,647)	(43,790)	54,823	—
SMALLCAP World Fund — Page 19 of 30

unaudited
Investments in affiliates1  (continued)

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend or interest income (000)
Montana Aerospace AG2	$98,830	$11,248	$—	$—	$(58,536)	$51,542	$—
Antares Vision SpA[2,3]	67,179	—	—	—	(19,280)	47,899	—
Midac Holdings Co., Ltd.[3]	58,547	10,651	—	—	(32,569)	36,629	51
Fasadgruppen Group AB	66,194	3,933	—	—	(38,188)	31,939	458
Einride AB2,4,5,6	13,640	—	—	—	9,721	23,361	—
Azelio AB2,4,11	20,939	—	4,008	(24,441)	7,510	—	—
Barrett Business Services, Inc.[11]	46,577	—	39,544	3,412	(10,445)	—	183
Boyd Group Services, Inc.[3,12]	237,086	21,580	61,128	(21,964)	(78,578)	—	365
GVS SpA[2,12]	174,811	19,196	64,546	(6,317)	(60,865)	—	—
Sun Country Airlines Holdings, Inc.[2,12]	104,947	13,080	48,563	(12,347)	(25,726)	—	—
Wizz Air Holdings PLC[2,12]	259,859	200,818	103,960	(94,735)	(174,984)	—	—
						3,884,969
Information technology 3.61%
eMemory Technology, Inc.[4]	425,376	42,851	21,756	16,739	(241,269)	221,941	3,038
Kulicke and Soffa Industries, Inc.	277,553	12,063	—	—	(76,331)	213,285	2,541
ALTEN SA, non-registered shares	218,256	104,551	22,602	(8,764)	(81,028)	210,413	2,692
Global Unichip Corp.	122,936	65,715	—	—	(15,233)	173,418	2,564
Keywords Studios PLC	237,154	1,976	—	—	(76,011)	163,119	169
Dexerials Corp.	63,639	63,301	—	—	10,269	137,209	1,282
Net One Systems Co., Ltd.	226,584	4,016	33,057	(7,427)	(65,783)	124,333	1,736
Tanla Platforms, Ltd.	112,334	—	—	—	4,587	116,921	—
Network International Holdings PLC[2]	215,255	3,811	14,139	(12,847)	(100,333)	91,747	—
Credo Technology Group Holding, Ltd.[2,4,8]	—	24,322	—	—	25,056	49,378	—
Credo Technology Group Holding, Ltd.[2,3]	—	34,446	—	—	5,787	40,233	—
Crayon Group Holding ASA[2]	75,090	60,519	—	—	(46,466)	89,143	—
PAR Technology Corp.[2,3]	125,429	6,227	—	—	(51,425)	80,231	—
Bytes Technology Group PLC	80,157	22,699	—	—	(27,311)	75,545	346
Extreme Networks, Inc.[2]	52,435	63,818	20,919	(10,951)	(14,120)	70,263	—
Zuken, Inc.	59,358	11,512	3,399	(1,649)	(23,931)	41,891	311
91APP, Inc.	1,012	94,730	7,973	(10,119)	(41,804)	35,846	—
Megaport, Ltd.[2]	132,815	10,407	28,970	14,002	(93,792)	34,462	—
Boku, Inc.[2,8]	53,644	—	—	—	(27,989)	25,655	—
eCloudvalley Digital Technology Co., Ltd.	30,937	6,339	—	—	(13,490)	23,786	—
SmartCraft ASA, Class A2	34,172	—	—	—	(12,486)	21,686	—
Avaya Holdings Corp.[2]	53,532	65,854	—	—	(104,260)	15,126	—
Cherry AG2,3	51,120	1,201	170	(238)	(39,718)	12,195	—
Cherry AG2,4,11	1,160	—	1,201	—	41	—	—
Softline Holding PLC (GDR)[2,4,5,8]	—	79,875	—	—	(67,734)	12,141	—
Softline Holding PLC (GDR)[2,4,5]	—	75	—	—	(64)	11	—
MotorK, Ltd.[2]	—	17,279	—	—	(9,132)	8,147	—
WeCommerce Holdings, Ltd., Class A2,3	—	21,801	576	(1,131)	(14,265)	5,829	—
Unifiedpost Group SA2	50,611	—	3,188	(9,775)	(31,858)	5,790	—
Appier Group, Inc.[2,4,11]	81,454	9,376	53,018	(55,578)	17,766	—	—
AvidXchange Holdings, Inc.[2,3,12]	—	307,548	145,915	(68,874)	(44,274)	—	—
Bottomline Technologies (DE), Inc.[2,11]	140,399	—	201,074	37,297	23,378	—	—
Computer Age Management Services, Ltd.[12]	128,344	—	61,105	20,869	(45,998)	—	824
Dock, Ltd.[2,4,5,6,12]	27,080	—	—	—	31,960	—	—
Dye & Durham, Ltd.[3,12]	121,192	4,832	37,736	(27,841)	(19,862)	—	198
EcoOnline Holding AS2,11	29,071	—	22,344	(7,072)	345	—	—
SMALLCAP World Fund — Page 20 of 30

unaudited
Investments in affiliates1  (continued)

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend or interest income (000)
GB Group PLC[12]	$125,523	$4,053	$77,565	$(6,991)	$(34,279)	$—	$104
Hennge KK2,4,11	56,060	—	15,958	(29,775)	(10,327)	—	—
Ideagen PLC[4,11]	86,794	10,402	100,302	10,869	(7,763)	—	112
LPKF Laser & Electronics AG, non-registered shares[2,3,12]	44,674	—	12,565	(12,641)	(10,704)	—	—
Money Forward, Inc.[2,3,12]	235,170	12,778	26,199	(48,094)	(110,231)	—	—
Nagarro SE2,3,12	144,449	—	48,024	22,686	(52,852)	—	—
Netcompany Group AS, non-registered shares[2,12]	311,683	—	86,627	52,882	(181,021)	—	—
SHIFT, Inc.[2,12]	281,192	31,760	137,255	38,150	(119,846)	—	—
Smaregi, Inc.[2,11]	34,016	—	8,246	(11,349)	(14,421)	—	—
						2,099,744
Consumer discretionary 4.87%
TopBuild Corp.[2]	411,907	2,964	27,834	6,652	(78,517)	315,172	—
Helen of Troy, Ltd.[2]	433,116	60,079	57,609	(2,254)	(119,847)	313,485	—
Tube Investments of India, Ltd.	288,934	21,054	68,794	14,168	50,726	306,088	395
YETI Holdings, Inc.[2]	518,842	62,702	—	—	(278,009)	303,535	—
Leslie’s, Inc.[2,3]	115,326	96,356	—	—	(57,443)	154,239	—
Kindred Group PLC (SDR)	211,253	52,927	9,002	(9,557)	(101,030)	144,591	7,417
WH Smith PLC[2]	120,874	39,328	—	—	(38,954)	121,248	—
Pets at Home Group PLC	43,482	121,043	—	—	(45,157)	119,368	3,384
Everi Holdings, Inc.[2]	170,435	—	—	—	(55,472)	114,963	—
Watches of Switzerland Group PLC[2]	153,430	52,708	32,114	(19,609)	(40,325)	114,090	—
Auction Technology Group PLC[2]	148,698	23,679	—	—	(64,852)	107,525	—
MakeMyTrip, Ltd., non-registered shares[2]	34,933	76,137	—	—	(11,514)	99,556	—
Bajaj Electricals, Ltd.	126,568	—	9,380	1,689	(34,396)	84,481	—
Domino’s Pizza Group PLC	129,598	—	—	—	(46,412)	83,186	2,176
Golden Entertainment, Inc.[2]	55,286	37,842	—	—	(18,992)	74,136	—
Jack in the Box, Inc.	—	103,527	—	—	(38,682)	64,845	974
Snow Peak, Inc.[3]	—	66,358	—	—	(5,333)	61,025	266
Musti Group OYJ	86,680	7,155	—	—	(46,929)	46,906	644
BHG Group AB2,3	143,245	—	—	—	(111,854)	31,391	—
AcadeMedia AB	38,581	4,837	—	—	(14,351)	29,067	1,098
RVRC Holding AB	48,538	1,770	—	—	(24,839)	25,469	444
JOANN, Inc.[3]	30,404	—	—	—	(9,252)	21,152	873
Beazer Homes USA, Inc.[2]	28,632	—	—	—	(8,598)	20,034	—
MADE.com Group PLC[2,3]	58,379	—	—	—	(40,101)	18,278	—
Porch Group, Inc.[2,3]	113,369	7,352	13,321	(32,975)	(56,223)	18,202	—
Lojas Quero-Quero SA	44,684	—	—	—	(28,375)	16,309	325
Westwing Group SE, non-registered shares[2,3]	44,293	14,507	2,636	(9,950)	(35,907)	10,307	—
Bike24 Holding AG2,3	90,361	—	6,719	(229)	(73,274)	10,139	—
BNN Technology PLC[2,4,5]	—[7]	—	—	—	—[7]	—[7]	—
Cary Group AB2,4,11	79,878	—	63,752	—	(16,126)	—	—
Cary Group AB2,3,12	—	63,752	22,129	(6,849)	(8,234)	—	—
Cairn Homes PLC[12]	—	51,482	20,935	(595)	(42)	—	872
Cairn Homes PLC[2,4,11]	57,942	—	51,482	—	(6,460)	—	—
Del Taco Restaurants, Inc.[11]	20,974	—	29,859	3,106	5,779	—	96
Desenio Group AB2,11	19,095	12,550	5,731	(56,158)	30,244	—	—
Gourmet Master Co., Ltd.[4,11]	49,381	—	34,236	(16,615)	1,470	—	—
OneSpaWorld Holdings, Ltd.[2,3,11]	53,370	—	53,042	7,401	(7,729)	—	—
SMALLCAP World Fund — Page 21 of 30

unaudited
Investments in affiliates1  (continued)

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend or interest income (000)
Purple Innovation, Inc., Class A2,11	$80,885	$—	$34,552	$(57,914)	$11,581	$—	$—
zooplus AG, non-registered shares[2,4,11]	263,323	—	257,235	213,610	(219,698)	—	—
						2,828,787
Health care 2.25%
Haemonetics Corp.[2]	35,041	214,667	—	—	16,803	266,511	—
PolyPeptide Group AG	306,892	27,631	52,611	(18,010)	(132,263)	131,639	818
Xenon Pharmaceuticals, Inc.[2]	30,854	61,512	4,937	(993)	30,909	117,345	—
Genus PLC	154,518	106,883	6,196	(4,012)	(144,407)	106,786	1,439
Amvis Holdings, Inc.	68,450	78,868	—	—	(41,025)	106,293	—
Silk Road Medical, Inc.[2]	152,688	568	—	—	(51,669)	101,587	—
Addus HomeCare Corp.[2]	74,877	—	—	—	3,315	78,192	—
New Horizon Health, Ltd.[2,3]	58,291	34,719	—	—	(24,168)	68,842	—
Ocumension Therapeutics[2,3]	88,719	1,387	—	—	(22,665)	67,441	—
Revance Therapeutics, Inc.[2]	125,722	19,399	18,675	(19,353)	(43,659)	63,434	—
Pacific Biosciences of California, Inc.[2,3]	249,229	36,873	—	—	(227,520)	58,582	—
Medmix AG	84,065	34,592	—	—	(60,458)	58,199	1,295
Surgical Science Sweden AB2	38,888	44,905	—	—	(34,933)	48,860	—
Surgical Science Sweden AB2,4,11	50,624	—	44,905	—	(5,719)	—	—
Creo Medical Group PLC[2,3]	26,954	—	—	—	(14,037)	12,917	—
Nordhealth AS, Class A2	25,989	—	—	—	(14,189)	11,800	—
Precision BioSciences, Inc.[2]	49,264	3,400	—	—	(41,920)	10,744	—
Acutus Medical, Inc.[2]	14,144	—	—	—	(12,352)	1,792	—
Adaptimmune Therapeutics PLC (ADR)[2,11]	41,374	—	17,333	(15,147)	(8,894)	—	—
Allakos, Inc.[2,11]	401,101	—	173,447	82,236	(309,890)	—	—
BICO Group AB, Class B2,3,12	192,639	37,534	35,884	(88,121)	(92,148)	—	—
Cellectis SA (ADR)[2,3,12]	27,923	2,959	6,153	(35,629)	13,252	—	—
Cellectis SA, non-registered shares[2,3,12]	15,170	—	2,284	(12,982)	2,048	—	—
Cortexyme, Inc.[2,3,11]	205,553	19,079	31,744	(23,204)	(169,684)	—	—
Mani, Inc.[4,11]	102,420	—	72,885	(28,693)	(842)	—	319
Metropolis Healthcare, Ltd.[12]	126,134	—	92,733	51,251	(76,844)	—	204
Pulmonx Corp.[2,3,12]	99,107	5,900	43,334	(60,612)	3,878	—	—
Zealand Pharma A/S2,3,12	69,352	1,001	18,086	(24,021)	(13,310)	—	—
						1,310,964
Financials 2.19%
Essent Group, Ltd.	197,200	75,821	25,443	(539)	(27,073)	219,966	2,802
Trupanion, Inc.[2]	241,636	8,695	786	626	(56,514)	193,657	—
Aavas Financiers, Ltd.[2]	213,203	4,001	5,798	(1,027)	(51,776)	158,603	—
Independent Bank Group, Inc.	157,257	37,282	37,894	(3,383)	(6,159)	147,103	2,798
Seacoast Banking Corporation of Florida	138,854	1,911	—	—	(3,421)	137,344	1,781
Bridgepoint Group PLC	254,040	35,504	327	(487)	(161,129)	127,601	2,010
Patria Investments, Ltd., Class A3	91,511	21,735	—	—	(21,845)	91,401	3,287
IIFL Finance, Ltd.	23,507	54,199	—	—	2,940	80,646	920
AUB Group, Ltd.	—	78,727	—	—	(20,313)	58,414	407
SiriusPoint, Ltd.[2]	55,772	18,623	—	—	(29,951)	44,444	—
Hellenic Exchanges - Athens Stock Exchange SA	13,967	—	—	—	(2,413)	11,554	568
Uzabase, Inc.[2,3,12]	46,409	—	12,277	(23,871)	(7,581)	—	—
						1,270,733
SMALLCAP World Fund — Page 22 of 30

unaudited
Investments in affiliates1  (continued)

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend or interest income (000)
Consumer staples 1.82%
Emmi AG	$328,323	$—	$—	$—	$(18,318)	$310,005	$4,770
Grocery Outlet Holding Corp.[2]	127,554	38,848	50,344	3,841	152,272	272,171	—
Simply Good Foods Co., Class A2	229,393	30,920	64,823	10,684	11,778	217,952	—
Shop Apotheke Europe NV, non-registered shares[2,3]	128,744	26,911	—	—	(54,264)	101,391	—
Milbon Co., Ltd.	112,067	25,405	—	—	(53,941)	83,531	1,334
Dole PLC[3]	63,125	55,809	21,399	(22,505)	(29,195)	45,835	1,377
Sok Marketler Ticaret AS, non-registered shares	35,839	8,749	—	—	(19,138)	25,450	—
						1,056,335
Materials 1.33%
LANXESS AG	76,030	196,119	—	—	(105,438)	166,711	4,789
APL Apollo Tubes, Ltd.	159,233	16,736	9,427	(1,049)	(5,087)	160,406	—
Perimeter Solutions SA2,3	—	119,785	2,067	197	9,905	127,820	—
Perimeter Solutions SA2	—	15,051	—	—	(1,387)	13,664	—
Navin Fluorine International, Ltd.	180,182	1,920	49,713	25,217	(33,384)	124,222	238
Deepak Fertilisers & Petrochemicals Corp., Ltd.[2]	—	43,067	—	—	6,200	49,267	—
JCU Corp.	86,616	—	23,593	1,016	(26,793)	37,246	426
Toyo Gosei Co., Ltd.	—	47,892	—	—	(17,279)	30,613	48
Re:NewCell AB2,3	61,257	2,502	—	—	(38,321)	25,438	—
Aluflexpack AG2,3	45,884	—	—	—	(23,934)	21,950	—
Venator Materials PLC[2]	24,281	—	—	—	(6,560)	17,721	—
Nanofilm Technologies International, Ltd.[12]	105,677	5,264	22,317	(6,801)	(37,620)	—	203
						775,058
Energy 0.33%
Northern Oil and Gas, Inc.	104,325	23,768	—	—	24,831	152,924	2,482
Savannah Energy PLC[2]	15,998	8,234	—	—	16,724	40,956	—
Savannah Energy PLC[2,11]	—	8,234	8,234	—	—	—	—
						193,880
Communication services 0.39%
JCDecaux SA2	151,710	135,510	—	—	(103,775)	183,445	—
Trustpilot Group PLC[2]	48,066	26,811	13,235	2,113	(37,676)	26,079	—
Pebble Group PLC[2,3]	28,975	—	5	(1)	(12,667)	16,302	—
Direct Marketing MIX, Inc.[12]	50,358	—	13,991	558	(16,236)	—	102
						225,826
Real estate 0.40%
Altus Group, Ltd.	172,723	2,331	—	—	(50,795)	124,259	1,247
JHSF Participações SA	50,030	—	—	—	1,238	51,268	3,002
SRE Holdings Corp.[2]	82,123	5,298	—	—	(65,739)	21,682	—
K-Fast Holding AB, Class B2,3	81,175	—	—	—	(61,755)	19,420	—
Genova Property Group AB2	21,644	6,811	—	—	(12,073)	16,382	—
Genova Property Group AB2,4,11	6,652	—	6,811	—	159	—	—
DigitalBridge Group, Inc. REIT, Class A2,12	145,014	41,168	—	—	(41,342)	—	—
Real Matters, Inc.[2,11]	50,520	—	33,355	(51,214)	34,049	—	—
						233,011
Utilities 0.00%
Mytrah Energy, Ltd.[2,4,5]	140	—	—	—	(13)	127	—
Total common stocks						13,879,434
SMALLCAP World Fund — Page 23 of 30

unaudited
Investments in affiliates1  (continued)

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend or interest income (000)
Preferred securities 0.45%
Industrials 0.22%
Einride AB, Series B, preferred shares[2,4,5,6]	$46,547	$—	$—	$—	$33,172	$79,719	$—
Einride AB, Series A, preferred shares[2,4,5,6]	—	311	—	—	405	716	—
Relativity Space, Inc., Series D, preferred shares[2,4,5,6]	48,953	—	—	—	(9,787)	39,166	—
Relativity Space, Inc., Series E, preferred shares[2,4,5,6]	10,600	—	—	—	(2,119)	8,481	—
						128,082
Information technology 0.07%
Skyryse, Inc., Series B, preferred shares[2,4,5,6]	—	40,700	—	—	—[7]	40,700	—
Avidxchange Holdings, Inc., Series F, preferred shares[2,11]	141,386	—	105,844	—	(35,542)	—	—
						40,700
Financials 0.14%
PPRO Holding GMBS, Series B, 8.00% preferred shares[2,4,5,6]	54,312	—	—	—	27,919	82,231	—
Health care 0.02%
Bluestar Genomics, Inc., Series C, noncumulative preferred shares, 5.00% 2022[2,4,5,6]	15,101	—	—	—	(5,287)	9,814	—
Total preferred securities						260,827
Convertible stocks 0.02%
Information technology 0.02%
RealSelf, Inc., Series C, convertible preferred shares[4,5,6]	19,495	—	—	—	(9,747)	9,748	—
Convertible bonds & notes 0.00%
Industrials 0.00%
Einride AB, convertible notes, 7.00% 2023[4,5,6]	—	1,500	—	—	281	1,781	45
Short-term securities 13.16%
Money market investments 12.48%
Capital Group Central Cash Fund 1.38%[9]	4,210,329	7,214,481	4,166,599	(361)	(1,565)	7,256,285	15,204
Money market investments purchased with collateral from securities on loan 0.68%
Capital Group Central Cash Fund 1.38%[9,10]	188,139	206,938[13]				395,077	—[14]
Total short-term securities						7,651,362
Total 37.50%				$(462,385)	$(7,762,907)	$21,803,152	$113,603
Private placement securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
VisEra Technologies Co., Ltd.	3/9/2021	$93,821	$113,363.19%
Einride AB, Series B, preferred shares	3/23/2021-5/6/2021	18,753	79,719.14
Einride AB	7/16/2021-8/17/2021	8,938	23,361.04
Einride AB, convertible notes, 7.00% 2023	1/7/2022	1,500	1,781.00
Einride AB, Series A, preferred shares	10/11/2021	311	716.00
PPRO Holding GMBS, Series B, 8.00% preferred shares	1/28/2021	48,694	82,231.14
Pine Labs Pte., Ltd.	5/12/2021	28,710	46,916.08
Pine Labs Pte., Ltd., Series J, cumulative preferred shares	5/12/2021	21,290	34,792.06
SMALLCAP World Fund — Page 24 of 30

unaudited
Private placement securities6  (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Dock, Ltd.	10/19/2020	$26,000	$59,040.10%
Relativity Space, Inc., Series D, preferred shares	11/20/2020	32,000	39,166.07
Relativity Space, Inc., Series E, preferred shares	5/27/2021	10,600	8,481.01
Laronde, Inc., Series B, 6.00% preferred shares	8/10/2021	50,000	45,750.08
ABL Space Systems Co., Series B, preferred shares	3/24/2021	35,000	44,920.08
Skyryse, Inc., Series B, preferred shares	10/21/2021	40,700	40,700.07
QuintoAndar, Ltd., Series E-1, preferred shares	12/20/2021	50,000	36,911.06
Outreach Corp., Series G, preferred shares	5/27/2021	45,483	35,386.06
PsiQuantum, Corp., Series D, preferred shares	5/28/2021	35,000	35,000.06
StockX, Inc., Series E-1, preferred shares	4/15/2021	20,000	15,954.03
StockX, Inc.	4/5/2021	14,682	11,615.02
StockX, Inc., Series AA, preferred shares	4/5/2021	5,203	4,116.01
StockX, Inc., Series B, preferred shares	4/5/2021	281	222.00
Venture Global LNG, Inc., Series C	5/1/2015	12,720	29,090.05
WorkRise Technologies, Inc., Series E, preferred shares	3/8/2021	40,000	27,715.05
Patreon, Inc., Series E, preferred shares	9/1/2020	11,944	18,307.03
Patreon, Inc., Class B	10/26/2020-10/27/2020	3,255	4,981.01
Patreon, Inc., Series Seed, preferred shares	9/16/2020	2,790	4,276.01
KRY International AB, Series E, preferred shares	5/13/2021	51,891	21,396.04
KRY International AB, Series A	5/13/2021	8,533	3,704.01
SiFive, Inc., Series F, preferred shares	3/16/2022	25,000	25,000.04
Yotpo, Ltd., Series F, preferred shares	2/25/2021	18,329	13,416.02
Yotpo, Ltd.	3/16/2021	5,475	4,218.01
Yotpo, Ltd., Series B, preferred shares	3/16/2021	2,322	1,789.00
Yotpo, Ltd., Series C, preferred shares	3/16/2021	2,211	1,704.00
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	1,483	1,143.00
Yotpo, Ltd., Series A, preferred shares	3/16/2021	723	557.00
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	613	472.00
Yotpo, Ltd., Series D, preferred shares	3/16/2021	342	263.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	273	210.00
ANDPAD, Inc., Series D, preferred shares	6/30/2022	19,506	19,639.03
Acerta Pharma BV	5/7/2014	7,300	18,343.03
Cava Group, Inc., Series F, preferred shares	3/26/2021	25,000	17,851.03
InSilico Medicine Cayman TopCo, Series D, preferred shares	5/13/2022	15,000	15,000.03
Kandou Holding SA, Series D, preferred shares	11/17/2021	15,000	12,750.02
DPC Dash, Ltd.	12/6/2021	15,000	11,223.02
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares	2/18/2022	12,179	10,273.02
Bluestar Genomics, Inc., Series C, noncumulative preferred shares, 5.00% 2022	4/26/2021	15,101	9,814.02
RealSelf, Inc., Series C, convertible preferred shares	4/18/2018	19,000	9,748.02
Artiva Biotherapeutics, Inc., Series B, preferred shares	2/24/2021	7,000	7,000.01
Foursquare Labs, Inc., Series A	12/3/2013	20,000	3,192.01
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	48.00
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	9,000	3,078.01
Total		$ 953,956	$ 1,056,340	1.82%
SMALLCAP World Fund — Page 25 of 30

unaudited
[1]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $1,590,147,000, which represented 2.74% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,442,182,000, which represented 2.48% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[7]	Amount less than one thousand.
[8]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $419,717,000, which represented .72% of the net assets of the fund.
[9]	Rate represents the seven-day yield at 6/30/2022.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Affiliated issuer during the reporting period but no longer held at 6/30/2022.
[12]	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2022. Refer to the investment portfolio for the security value at 6/30/2022.
[13]	Represents net activity.
[14]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
SMALLCAP World Fund — Page 26 of 30

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2022 (dollars in thousands):
SMALLCAP World Fund — Page 27 of 30

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$10,296,928	$—	$23,361	$10,320,289
Information technology	9,015,154	384,682	83,583	9,483,419
Consumer discretionary	8,896,946	3,021	34,780	8,934,747
Health care	7,928,860	—	22,047	7,950,907
Financials	5,197,196	—	46,916	5,244,112
Consumer staples	2,302,540	—	—	2,302,540
Materials	1,641,369	—	—	1,641,369
Energy	1,610,896	—	29,090	1,639,986
Communication services	1,439,028	—	—*	1,439,028
Real estate	866,720	—	—	866,720
Utilities	257,088	—	127	257,215
Preferred securities	53,505	—	705,444	758,949
Rights & warrants	619	87,281	48	87,948
Convertible stocks	—	—	20,021	20,021
Convertible bonds & notes	—	—	1,781	1,781
Short-term securities	8,389,967	—	—	8,389,967
Total	$57,896,816	$474,984	$967,198	$59,338,998
*	Amount less than one thousand.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended June 30, 2022 (dollars in thousands):
	Beginning value at 10/1/2021	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3†	Ending value at 6/30/2022
Investment securities	$ 1,243,407	$—	$293,784	$(206,449)	$—	$(363,544)	$—	$967,198
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2022								$(128,781)
†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
SMALLCAP World Fund — Page 28 of 30

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$ 239,904	Estimated recovery value	N/A	N/A	N/A	N/A
		Transaction price	N/A	N/A	N/A	N/A
			Discount for lack of certainty	5%	5%	Decrease
		Expected proceeds	Discount rate	10%	10%	Decrease
			Expected proceeds	N/A	N/A	N/A
		Recent market information	Quoted price	N/A	N/A	N/A
			DLOM	16%	16%	Decrease
		Market comparable companies	Price/Cash flow multiple	6.1x	6.1x	Increase
			Net adjustment based on market comparables movement (decrease)	24% - 66%	49%	Decrease
			EV/Sales multiple	1.8x - 9.3x	4.0x	Increase
			DLOM	16% - 23%	17%	Decrease
Preferred securities	705,444	Transaction price	N/A	N/A	N/A	N/A
			Discount for lack of certainty	5%	5%	Decrease
			Net adjustment based on market comparables movement (decrease)	31% - 35%	31%	Decrease
			Discount to transaction price	15% - 20%	18%	Decrease
		Market comparable companies	EV/Gross Profit multiple	11.3x - 17.1x	15.5x	Increase
			EV/Sales multiple	1.3x - 14.3x	7.6x	Increase
			Net adjustment based on market comparables movement (decrease)	13% - 66%	39%	Decrease
			DLOM	10%	10%	Decrease
		Discounted cash flow	Risk discount	90%	90%	Decrease
			WACC	10% -20%	14%	Decrease
		Recent market information	Net adjustment based on market comparables movement (decrease)	75%	75%	Decrease
Rights & warrants	48	Black-Scholes	Underlying share price	N/A	N/A	N/A
			Implied volatility	30%	30%	Increase
Convertible stocks	20,021	Market comparable companies	EV/Sales multiple	3.4x -5.0x	4.2x	Increase
			Net adjustment based on market comparables movement (decrease)	18%	18%	Decrease
			DLOM	17%	17%	Decrease
Convertible bonds & notes	1,781	Transaction price	N/A	N/A	N/A	N/A
			Discount for lack of certainty	5%	5%	Decrease
Total	$967,198
*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
SMALLCAP World Fund — Page 29 of 30

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
DLOM = Discount for lack of marketability
EV = Enterprise value

GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
USD = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-035-0822O-S85350	SMALLCAP World Fund — Page 30 of 30